DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

		Group
	2024	2023
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	696	744
– Euro €30bn Euro Medium Term Note Programme	4,092	5,619
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	6,730	6,130
- US SEC-registered Debt Programme - Santander UK plc	—	1,031
Medium-term notes	11,518	13,524
Euro €35bn Global Covered Bond Programme	17,211	15,000
US $20bn Commercial Paper Programmes	3,274	2,761
Certificates of deposit	1,196	1,530
Credit linked notes	441	194
Securitisation programmes	3,929	2,769
	37,569	35,778